Share-based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares, Granted | shares	290,407
Shares, Forfeited | shares	(2,832)
Shares, Unvested as of December 31, 2021 | shares	287,575
Weighted-average grant date fair value per share, Granted | $ / shares	$ 17.97
Weighted-average grant date fair value per share, Forfeited | $ / shares	18.00
Weighted-average grant date fair value per share, Unvested as of December 31, 2021 | $ / shares	$ 17.97